UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-7460

Exact name of registrant as specified in charter:
Delaware Investments Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Dividend and
Income Fund, Inc.
May 31, 2007

Closed-end

Table of contents

> Sector allocation and top 10 equity holdings	1
> Statement of net assets	3
> Statement of operations	12
> Statements of changes in net assets	13
> Statement of cash flows	14
> Financial highlights	15
> Notes to financial statements	16
> Other Fund information	20
> About the organization	22

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Sector allocation and top 10 equity holdings

Delaware Investments Dividend and Income Fund, Inc.

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Common Stock	80.75%
Consumer Discretionary	5.57%
Consumer Staples	5.11%
Diversified REITs	1.79%
Energy	3.75%
Financials	13.10%
Health Care	10.35%
Health Care REITs	2.06%
Hotel REITs	1.61%
Industrial REITs	2.53%
Industrials	5.84%
Information Technology	8.64%
Mall REITs	3.60%
Manufactured Housing REITs	0.39%
Materials	1.57%
Media	0.19%
Mortgage REITs	0.66%
Multifamily REITs	2.36%
Office REITs	3.95%
Self-Storage REITs	0.90%
Shopping Center REITs	0.83%
Specialty REITs	0.66%
Telecommunications	3.60%
Utilities	1.69%
Convertible Preferred Stock	3.47%
Banking, Finance & Insurance	1.51%
Basic Materials	0.65%
Cable, Media & Publishing	0.25%
Energy	0.36%
Telecommunications	0.13%
Utilities	0.57%
Preferred Stock	3.05%
Leisure, Lodging & Entertainment	0.62%
Real Estate	2.43%
Commercial Mortgage-Backed Securities	0.18%
Convertible Bonds	9.35%
Aerospace & Defense	0.57%
Automobiles & Automotive Parts	0.36%
Banking, Finance & Insurance	0.17%
Cable, Media & Publishing	0.34%
Computers & Technology	2.08%
Energy	0.81%
Healthcare & Pharmaceuticals	1.72%
Leisure, Lodging & Entertainment	0.23%
Real Estate	0.28%
Retail	1.07%
Telecommunications	0.48%
Transportation	0.41%
Utilities	0.83%
Corporate Bonds	26.95%
Basic Industry	3.34%
Brokerage	0.62%
Capital Goods	1.71%
Consumer Cyclical	2.67%
Consumer Non-Cyclical	1.65%
Emerging Markets	0.12%
Energy	2.73%
Finance & Investments	0.08%
Media	2.41%
Real Estate	0.52%
Services Cyclical	4.13%
Services Non-Cyclical	2.22%
Technology & Electronics	0.62%
Telecommunications	3.07%
Utilities	1.06%
Senior Secured Loans	0.88%
Warrant	0.00%
Repurchase Agreements	1.20%
Securities Lending Collateral	17.11%
Fixed Rate Notes	7.17%
Variable Rate Notes	9.94%
Total Value of Securities	142.94%
Obligation to Return Securities Lending Collateral	(17.11%	)
Commercial Paper Payable	(26.73%	)
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

(continues)     1

Sector allocation and top 10 equity holdings

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Donnelley (R.R.) & Sons	1.95%
Verizon Communications	1.90%
International Business Machines	1.87%
Merck & Co.	1.86%
Simon Property Group	1.85%
Chevron	1.84%
Xerox	1.83%
ConocoPhillips	1.82%
Wyeth	1.78%
Hewlett-Packard	1.78%

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 80.75%
Consumer Discretionary – 5.57%
@Õ=†Avado Brands	1,390	$—
*†Charter Communications Class A	9,000	36,090
Gap	144,100	2,668,732
Limited Brands	96,900	2,543,625
Mattel	92,300	2,585,323
Starwood Hotels &
Resorts Worldwide	12,700	915,289
†Time Warner Cable Class A	8,892	341,542
		9,090,601
Consumer Staples – 5.11%
*†B&G Foods Class A	33,400	455,910
Heinz (H.J.)	55,100	2,621,658
Kimberly-Clark	38,400	2,724,864
Safeway	73,600	2,537,728
		8,340,160
Diversified REITs – 1.79%
iStar Financial	33,900	1,628,217
*Spirit Finance	35,900	515,524
*Washington Real Estate
Investment Trust	20,600	774,354
		2,918,095
Energy – 3.75%
Chevron	36,800	2,998,832
ConocoPhillips	38,400	2,973,312
*†Petroleum Geo-Services ADR	5,701	143,038
		6,115,182
Financials – 13.10%
Allstate	42,900	2,638,350
AON	65,800	2,824,136
Chubb	47,400	2,600,838
Hartford Financial Services Group	27,000	2,785,590
Highland Distressed Opportunities	41,000	592,860
Huntington Bancshares	112,700	2,531,242
Morgan Stanley	33,100	2,814,824
Wachovia	43,600	2,362,684
Washington Mutual	51,000	2,229,720
		21,380,244
Health Care – 10.35%
Abbott Laboratories	47,300	2,665,355
Baxter International	48,300	2,745,372
Bristol-Myers Squibb	93,400	2,830,954
Merck & Co.	57,900	3,036,855
Pfizer	98,600	2,710,514
Wyeth	50,300	2,909,352
		16,898,402
Health Care REITs – 2.06%
Health Care Property Investors	28,400	927,828
*Medical Properties Trust	35,000	498,050
*Nationwide Health Properties	28,900	897,923
*Ventas	24,500	1,037,820
		3,361,621
Hotel REITs – 1.61%
*Ashford Hospitality Trust	35,000	434,350
*Hersha Hospitality Trust	97,800	1,187,292
*Highland Hospitality	14,700	283,269
*Host Hotels & Resorts	28,100	717,112
		2,622,023
Industrial REITs – 2.53%
AMB Property	22,700	1,313,195
*First Potomac Realty Trust	21,700	542,500
ProLogis	35,100	2,269,566
		4,125,261
Industrials – 5.84%
†Allied Waste Industries	1	13
Donnelley (R.R.) & Sons	74,400	3,185,809
†*Foster Wheeler	1,760	182,217
†Genesis Lease ADR	66,100	1,857,410
*†Grupo Aeroportuario del Centro
Norte ADR	8,100	223,317
*Macquarie Infrastructure	26,800	1,195,548
†Teekay Petrojarl ADR	2,167	25,489
Waste Management	73,900	2,857,713
		9,527,516
Information Technology – 8.64%
Hewlett-Packard	63,400	2,898,014
Intel	124,700	2,764,599
International Business Machines	28,600	3,048,760
Motorola	132,500	2,410,175
†Xerox	158,200	2,985,234
		14,106,782
Mall REITs – 3.60%
General Growth Properties	26,706	1,576,722
*Macerich	14,500	1,293,400
Simon Property Group	27,900	3,012,642
		5,882,764
Manufactured Housing REITs – 0.39%
*Equity Lifestyle Properties	11,600	631,736
		631,736
Materials – 1.57%
duPont (E.I.) deNemours	49,100	2,568,912
		2,568,912
Media – 0.19%
†Adelphia	325,000	140,562
†Adelphia Recovery Trust
Series ACC-1	318,962	29,982
†Adelphia Recovery Trust
Series Arahova	217,473	117,436
†Century Communications	500,000	16,250
		304,230
Mortgage REITs – 0.66%
*Gramercy Capital	6,800	215,016
*JER Investors Trust	20,900	392,711
*Luminent Mortgage Capital	51,200	465,920
		1,073,647

(continues)     3

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Multifamily REITs – 2.36%
*American Campus Communities	15,000	$441,300
Apartment Investment &
Management	17,200	943,764
Camden Property Trust	7,600	567,340
Equity Residential	37,600	1,905,192
		3,857,596
Office REITs – 3.95%
*Alexandria Real Estate Equities	9,200	967,840
*Brandywine Realty Trust	37,848	1,203,945
Duke Realty	27,000	1,083,240
Highwoods Properties	11,300	495,392
Liberty Property Trust	17,100	802,332
Mack-Cali Realty	10,200	492,558
*Parkway Properties	15,600	808,860
*PS Business Parks	8,800	590,920
		6,445,087
Self-Storage REITs – 0.90%
Public Storage	13,800	1,235,100
*U-Store-It Trust	13,000	238,290
		1,473,390
Shopping Center REITs – 0.83%
Cedar Shopping Centers	46,200	736,890
*Equity One	13,000	380,900
*Ramco-Gershenson Properties	6,600	244,134
		1,361,924
Specialty REITs – 0.66%
*Entertainment Properties Trust	18,300	1,080,615
		1,080,615
Telecommunications – 3.60%
AT&T	67,000	2,769,780
Verizon Communications	71,200	3,099,336
		5,869,116
Utilities – 1.69%
†Mirant	2,723	126,347
Progress Energy	52,700	2,639,743
		2,766,090
Total Common Stock
(cost $101,332,758)		131,800,994

Convertible Preferred Stock – 3.47%
Banking, Finance & Insurance – 1.51%
Aspen Insurance 5.625% exercise
price $29.28, expiration
date 12/31/49	8,800	498,300
•Citigroup Funding
4.933% exercise price $29.50,
expiration date 9/27/08	17,000	570,180
E Trade Group 6.125% exercise
price $21.82, expiration
date 11/18/08	9,000	271,125
Lehman Brothers Holdings
6.25% exercise price $54.24,
expiration date 10/15/07	16,000	464,000
Marshall & Ilsley 6.50% exercise
price $46.28, expiration
date 8/15/07	12,500	331,875
Sovereign Capital Trust IV
4.375% exercise price $29.16,
expiration date 3/1/34	6,800	328,100
		2,463,580
Basic Materials – 0.65%
Freeport-McMoRan Copper & Gold
5.50% exercise price $47.19
expiration date 12/31/49	115	200,603
6.75% exercise price $73.50,
expiration date 5/1/10	3,500	429,870
Huntsman 5.00% exercise
price $28.29, expiration
date 2/16/08	9,900	433,125
		1,063,598
Cable, Media & Publishing – 0.25%
*#Interpublic Group 5.25% 144A
exercise price $13.66,
expiration date 12/31/49	360	397,350
		397,350
Energy – 0.36%
Chesapeake Energy
4.50% exercise price $44.17,
expiration date 12/31/49	3,650	370,931
El Paso Energy Capital Trust I
4.75% exercise price $41.59,
expiration date 3/31/28	5,250	215,880
		586,811
Telecommunications – 0.13%
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17	205	212,713
		212,713
Utilities – 0.57%
Entergy 7.625% exercise price
$87.64, expiration date 2/17/09	6,750	464,906
NRG Energy 5.75% exercise price
$30.23, expiration date 3/16/09	1,225	469,482
		934,388
Total Convertible Preferred Stock
(cost $4,932,821)		5,658,440

Preferred Stock – 3.05%
Leisure, Lodging & Entertainment – 0.62%
Red Lion Hotels Capital Trust 9.50%	37,649	1,007,111
		1,007,111

	Number of
	Shares	Value
Preferred Stock (continued)
Real Estate – 2.43%
*Equity Inns Series B 8.75%	35,700	$918,561
Ramco-Gershenson Properties 9.50%	40,000	1,016,000
*SL Green Realty 7.625%	80,000	2,032,000
		3,966,561
Total Preferred Stock (cost $4,833,725)		4,973,672

	Principal
	Amount
Commercial Mortgage-Backed Securities – 0.18%
#First Union National Bank
Commercial Mortgage
Series 2001-C2 L 144A
6.46% 1/12/43	$300,000	298,667
Total Commercial Mortgage-Backed
Securities (cost $304,488)		298,667

Convertible Bonds – 9.35%
Aerospace & Defense – 0.57%
#AAR 144A 1.75% 2/1/26 exercise
price $29.43, expiration
date 2/1/26	260,000	326,625
EDO 4.00% 11/15/25 exercise
price $34.19, expiration
date 11/15/25	235,000	273,775
#L-3 Communications 144A
3.00% 8/1/35 exercise
price $102.16, expiration
date 8/1/35	290,000	322,625
		923,025
Automobiles & Automotive Parts – 0.36%
Ford Motor 4.25% 12/15/36
exercise price $9.20, expiration
date 12/15/36	520,000	594,750
		594,750
Banking, Finance & Insurance – 0.17%
•#US Bancorp 144A 3.60% 9/20/36
exercise price $38.28,
expiration date 12/20/36	275,000	275,440
		275,440
Cable, Media & Publishing – 0.34%
#Playboy Enterprises 144A
3.00% 3/15/25 exercise
price $17.02, expiration
date 3/15/25	600,000	558,750
		558,750
Computers & Technology – 2.08%
#Advanced Micro Devices 144A
6.00% 5/1/15 exercise price
$28.08, expiration date 5/1/15	450,000	439,875
Fairchild Semiconductor
5.00% 11/1/08 exercise price
$30.00, expiration date 11/1/08	410,000	406,413
Hutchinson Technology
3.25% 1/15/26 exercise
price $36.43, expiration
date 1/15/26	340,000	288,150
#Informatica 144A 3.00% 3/15/26
exercise price $20.00,
expiration date 3/15/26	510,000	532,950
#Intel 144A 2.95% 12/15/35
exercise price $31.53, expiration
date 12/15/35	255,000	236,831
*^ON Semiconductor Series B
1.142% 4/15/24 exercise price
$9.82, expiration date 4/15/24	575,000	702,937
SanDisk 1.00% 5/15/13 exercise
price $82.36, expiration
date 5/15/13	280,000	235,900
#Sybase 144A 1.75% 2/22/25
exercise price $25.22,
expiration date 2/22/25	500,000	550,625
		3,393,681
Energy – 0.81%
Halliburton 3.125% 7/15/23
exercise price $18.79,
expiration date 7/15/23	250,000	483,438
Pride International 3.25% 5/1/33
exercise price $25.70,
expiration date 5/1/33	230,000	332,638
Schlumberger 2.125% 6/1/23
exercise price $40.00,
expiration date 6/1/23	260,000	510,899
		1,326,975
Health Care & Pharmaceuticals – 1.72%
#Allergan 144A 1.50% 4/1/26
exercise price $126.66,
expiration date 4/1/26	415,000	463,244
Amgen
0.375% 2/1/13 exercise price
$79.48, expiration date 2/1/13	235,000	212,675
#144A 0.375% 2/1/13 exercise
price $79.48, expiration date
2/1/13	165,000	149,325
•Bristol-Myers Squibb
4.855% 9/15/23 exercise
price $41.28, expiration date
9/15/23	300,000	302,250
*CV Therapeutics 3.25% 8/16/13
exercise price $27.00,
expiration date 8/16/13	125,000	102,969
Gilead Sciences 0.625% 5/1/13
exercise price $76.20,
expiration date 5/1/13	150,000	181,500
LifePoint Hospitals 3.50% 5/15/14
exercise price $51.79,
expiration date 5/14/14	110,000	115,225

(continues)     5

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Convertible Bonds (continued)
Health Care & Pharmaceuticals (continued)
#Nektar Therapeutics 144A
3.25% 9/28/12 exercise price
$21.52, expiration date 9/28/12	$350,000	$ 317,188
*Teva Pharmaceutical Finance
0.25% 2/1/26 exercise price
$47.16, expiration date 2/1/26	345,000	341,981
•Wyeth 4.877% 1/15/24 exercise
price $60.39, expiration
date 1/15/24	550,000	625,239
		2,811,596
Leisure, Lodging & Entertainment – 0.23%
#International Game Technology 144A
2.60% 12/15/36 exercise price
$61.78, expiration date 12/15/36	375,000	366,563
		366,563
Real Estate – 0.28%
#General Growth Properties 144A
3.98% 4/15/27 exercise price
$88.72, expiration date 4/15/27	230,000	218,500
MeriStar Hospitality 9.50% 4/1/10
exercise price $10.18,
expiration date 4/1/10	230,000	236,095
		454,595
Retail – 1.07%
«Dick’s Sporting Goods
1.606% 2/18/24 exercise
price $58.13, expiration date
2/18/24	380,000	375,725
^Lowe’s Companies 0.00% 10/19/21
exercise price $29.05, expiration
date 10/19/21	280,000	320,600
Pantry 3.00% 11/15/12 exercise
price $50.10, expiration
date 11/15/12	180,000	202,500
#Saks 144A 2.00% 3/15/24
exercise price $11.97,
expiration date 3/15/24	325,000	565,094
#United Auto Group 144A
3.50% 4/1/26 exercise price
$23.69, expiration date 4/1/26	260,000	290,225
		1,754,144
Telecommunications – 0.48%
Level 3 Communications
3.50% 6/15/12 exercise price
$5.46, expiration date 6/15/12	165,000	209,138
#Nortel Networks 144A
*1.75% 4/15/12 exercise price
$32.00, expiration date 4/15/12	115,000	116,869
2.125% 4/15/14 exercise price
$32.00, expiration date 4/15/14	115,000	117,875
Qwest Communications
International 3.50% 11/15/25
exercise price $5.90, expiration
date 11/15/25	180,000	333,224
		777,106
Transportation – 0.41%
*#ExpressJet Holdings 144A
4.25% 8/1/23 exercise price
$18.20, expiration date 8/1/23	200,000	193,500
JetBlue Airways
3.50% 7/15/33 exercise price
$28.33, expiration date 7/15/33	275,000	266,407
*3.75% 3/15/35 exercise price
$17.10, expiration date 3/15/35	225,000	216,281
		676,188
Utilities – 0.83%
#CenterPoint Energy 144A
3.75% 5/15/23 exercise price
$11.31, expiration date 5/15/23	800,000	1,355,000
†Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	180,000	—
		1,355,000
Total Convertible Bonds
(cost $13,566,790)		15,267,813

Corporate Bonds – 26.95%
Basic Industry – 3.34%
*AK Steel 7.875% 2/15/09	345,000	346,725
Bowater
9.00% 8/1/09	355,000	369,644
*9.50% 10/15/12	300,000	305,250
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	275,000	297,344
Georgia-Pacific 8.875% 5/15/31	470,000	492,325
#Hexion US Finance 144A
9.75% 11/15/14	340,000	368,050
Lyondell Chemical
8.00% 9/15/14	275,000	292,188
*8.25% 9/15/16	250,000	271,875
#MacDermid 144A 9.50% 4/15/17	415,000	439,900
Norske Skog Canada
8.625% 6/15/11	520,000	523,899
‡#Port Townsend Paper 144A
11.00% 4/15/11	350,000	236,250
Potlatch 13.00% 12/1/09	250,000	283,674
#Sappi Papier Holding 144A
7.50% 6/15/32	430,000	400,333
*‡Solutia 6.72% 10/15/37	225,000	204,750
#Steel Dynamics 144A
6.75% 4/1/15	100,000	100,000
Tembec Industries
*7.75% 3/15/12	100,000	51,375
8.50% 2/1/11	440,000	236,500
#Tube City IMS 144A 9.75% 2/1/15	225,000	237,375
		5,457,457

	Principal
	Amount	Value
Corporate Bonds (continued)
Brokerage – 0.62%
E Trade Financial 8.00% 6/15/11	$250,000	$ 263,438
LaBranche & Co.
9.50% 5/15/09	265,000	277,588
11.00% 5/15/12	435,000	471,430
		1,012,456
Capital Goods – 1.71%
Armor Holdings 8.25% 8/15/13	250,000	267,500
Baldor Electric 8.625% 2/15/17	95,000	102,600
*Berry Plastics Holding
8.875% 9/15/14	150,000	154,500
*CPG International I 10.50% 7/1/13	200,000	213,000
*Graham Packaging
9.875% 10/15/14	150,000	155,250
*#Hawker Beechcraft Acquisition
144A 9.75% 4/1/17	120,000	128,700
Interface 10.375% 2/1/10	350,000	386,750
Intertape Polymer 8.50% 8/1/14	165,000	171,600
*#Momentive Performance Materials
144A 9.75% 12/1/14	250,000	262,500
#Mueller Water Products 144A
7.375% 6/1/17	65,000	66,023
*RBS Global & Rexnord
11.75% 8/1/16	265,000	300,113
#Smurfit-Stone Container
Enterprises 144A
8.00% 3/15/17	220,000	222,750
*Trimas 9.875% 6/15/12	345,000	362,681
		2,793,967
Consumer Cyclical – 2.67%
*Accuride 8.50% 2/1/15	250,000	258,125
Carrols 9.00% 1/15/13	425,000	439,874
*#Claire’s Stores 144A
9.25% 6/1/15	75,000	74,719
10.50% 6/1/17	25,000	24,594
Denny’s Holdings 10.00% 10/1/12	50,000	53,500
Ford Motor Credit
7.375% 10/28/09	300,000	301,207
•8.105% 1/13/12	125,000	125,729
*9.875% 8/10/11	225,000	241,227
*General Motors 8.375% 7/15/33	525,000	490,874
#Goodyear Tire & Rubber 144A
8.625% 12/1/11	125,000	135,625
*#KAR Holdings 144A
10.00% 5/1/15	380,000	391,400
*Lear 8.75% 12/1/16	190,000	183,350
*#Michaels Stores 144A
11.375% 11/1/16	295,000	327,450
Neiman Marcus PIK
9.00% 10/15/15	230,000	253,575
*NPC International 9.50% 5/1/14	85,000	88,825
O’Charleys 9.00% 11/1/13	200,000	213,500
*Rite Aid 9.25% 6/1/13	175,000	178,500
#TRW Automotive 144A
*7.00% 3/15/14	15,000	15,094
7.25% 3/15/17	175,000	176,313
#USI Holdings 144A 9.75% 5/15/15	125,000	127,188
*#Vitro 144A 9.125% 2/1/17	245,000	258,169
		4,358,838
Consumer Non-Cyclical – 1.65%
*Chiquita Brands 8.875% 12/1/15	225,000	222,750
*Constellation Brands
8.125% 1/15/12	300,000	311,250
*DEL Laboratories 8.00% 2/1/12	200,000	196,000
Ingles Markets 8.875% 12/1/11	290,000	303,050
National Beef Packing
10.50% 8/1/11	400,000	423,000
*Pilgrim’s Pride
8.375% 5/1/17	185,000	191,475
9.625% 9/15/11	250,000	261,250
*#Pinnacle Foods Finance 144A
10.625% 4/1/17	280,000	286,300
*Swift & Co. 12.50% 1/1/10	390,000	409,500
True Temper Sports
8.375% 9/15/11	100,000	90,250
		2,694,825
Emerging Markets – 0.12%
#True Move 144A 10.75% 12/16/13	175,000	187,688
		187,688
Energy – 2.73%
*Bluewater Finance
10.25% 2/15/12	150,000	157,500
Chesapeake Energy
6.625% 1/15/16	95,000	96,781
Compton Petroleum Finance
7.625% 12/1/13	375,000	380,624
#Dynegy Holdings 144A
7.75% 6/1/19	105,000	104,475
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	175,000	185,938
El Paso Production 7.75% 6/1/13	100,000	106,147
Geophysique-Veritas
*7.50% 5/15/15	30,000	31,538
7.75% 5/15/17	135,000	143,100
#Hilcorp Energy I 144A
7.75% 11/1/15	75,000	75,750
*9.00% 6/1/16	275,000	294,938
Inergy Finance
6.875% 12/15/14	150,000	149,250
8.25% 3/1/16	75,000	79,688
*Mariner Energy 8.00% 5/15/17	200,000	205,000
Massey Energy 6.625% 11/15/10	50,000	49,750
#OPTI Canada 144A
8.25% 12/15/14	200,000	213,500
PetroHawk Energy
9.125% 7/15/13	350,000	377,999

(continues)     7

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Corporate Bonds (continued)
Energy (continued)
Plains Exploration & Production
7.00% 3/15/17	$145,000	$ 145,000
#Regency Energy Partners/Finance
144A 8.375% 12/15/13	435,000	454,030
•Secunda International
13.356% 9/1/12	260,000	269,750
*#Seitel 144A 9.75% 2/15/14	230,000	236,900
#Stallion Oilfield Services/Finance
144A 9.75% 2/1/15	250,000	262,500
#VeraSun Energy 144A
9.375% 6/1/17	210,000	210,263
Whiting Petroleum 7.25% 5/1/13	235,000	230,888
		4,461,309
Finance & Investments – 0.08%
#TemirBank 144A 9.50% 5/21/14	130,000	128,700
		128,700
Media – 2.41%
*CCH I Holdings 13.50% 1/15/14	470,000	489,388
Charter Communication Holdings
13.50% 1/15/11	675,000	707,906
Dex Media West 9.875% 8/15/13	250,000	272,813
#Idearc 144A 8.00% 11/15/16	80,000	83,300
*Insight Midwest Capital
9.75% 10/1/09	275,000	279,125
*Mediacom Capital 9.50% 1/15/13	900,000	931,499
=Porttown 10.85% 9/30/07	131,579	130,263
#Quebecor World 144A
9.75% 1/15/15	225,000	239,625
RH Donnelley 8.875% 1/15/16	130,000	140,725
*#Umbrella Acquisition PIK 144A
9.75% 3/15/15	320,000	332,800
*Vertis 10.875% 6/15/09	140,000	140,700
WMG Acquisition 7.375% 4/15/14	195,000	190,369
		3,938,513
Real Estate – 0.52%
American Real Estate Partners
8.125% 6/1/12	115,000	117,875
BF Saul REIT 7.50% 3/1/14	385,000	390,774
*#Realogy 144A 12.375% 4/15/15	265,000	259,038
Rouse 7.20% 9/15/12	75,000	77,682
		845,369
Services Cyclical – 4.13%
#Aramark 144A 8.50% 2/1/15	250,000	264,063
Corrections Corporation of
America 7.50% 5/1/11	275,000	283,250
#Fontainebleau Las Vegas Holdings
144A 10.25% 6/15/15	75,000	77,625
FTI Consulting 7.625% 6/15/13	350,000	363,125
*#Galaxy Entertainment Finance
144A 9.875% 12/15/12	450,000	491,625
Gaylord Entertainment
8.00% 11/15/13	120,000	126,000
Global Cash Access 8.75% 3/15/12	25,000	26,313
Harrah’s Operating 6.50% 6/1/16	345,000	305,391
Hertz 8.875% 1/1/14	225,000	243,281
¶H-Lines Finance Holdings
11.00% 4/1/13	495,000	486,956
Horizon Lines 9.00% 11/1/12	180,000	191,925
Isle of Capri Casinos 9.00% 3/15/12	90,000	94,500
Kansas City Southern de Mexico
9.375% 5/1/12	400,000	434,000
Kansas City Southern Railway
9.50% 10/1/08	25,000	26,250
Majestic Star Casino
9.50% 10/15/10	360,000	379,800
Mandalay Resort Group
9.375% 2/15/10	90,000	96,975
9.50% 8/1/08	225,000	234,000
#Mobile Services Group 144A
9.75% 8/1/14	235,000	257,325
*‡Northwest Airlines 10.00% 2/1/09	55,000	41,113
OMI 7.625% 12/1/13	175,000	181,125
#Penhall International 144A
12.00% 8/1/14	175,000	193,375
#Pokagon Gaming Authority 144A
10.375% 6/15/14	400,000	452,000
#Rental Services 144A
9.50% 12/1/14	375,000	405,000
Seabulk International
9.50% 8/15/13	250,000	270,938
Station Casinos 6.625% 3/15/18	150,000	135,750
¶Town Sports International
11.00% 2/1/14	175,000	161,000
Wheeling Island Gaming
10.125% 12/15/09	505,000	516,362
		6,739,067
Services Non-Cyclical – 2.22%
#Aleris International 144A
10.00% 12/15/16	395,000	417,218
Casella Waste Systems
9.75% 2/1/13	600,000	638,999
CRC Health 10.75% 2/1/16	370,000	413,475
Geo Subordinate 11.00% 5/15/12	225,000	229,500
*HCA 6.50% 2/15/16	175,000	154,875
*#HealthSouth 144A
10.75% 6/15/16	345,000	381,225
#Universal Hospital PIK 144A
8.50% 6/1/15	175,000	179,594
US Oncology
9.00% 8/15/12	65,000	68,250
10.75% 8/15/14	160,000	175,200
#US Oncology Holdings PIK 144A
9.797% 3/15/12	330,000	328,763
*¶Vanguard Health Holding
11.250% 10/1/15	395,000	336,738
WCA Waste 9.25% 6/15/14	275,000	294,594
		3,618,431

	Principal
	Amount	Value
Corporate Bonds (continued)
Technology & Electronics – 0.62%
*#Freescale Semiconductor 144A
10.125% 12/15/16	$620,000	$ 623,875
*Solectron Global Finance
8.00% 3/15/16	210,000	212,625
#UGS Capital II PIK 144A
10.348% 6/1/11	161,307	166,549
		1,003,049
Telecommunications – 3.07%
American Tower 7.125% 10/15/12	300,000	313,125
#Broadview Networks Holdings
144A 11.375% 9/1/12	260,000	280,150
•Centennial Communications
11.099% 1/1/13	225,000	237,656
Cricket Communications
9.375% 11/1/14	410,000	436,650
*#Digicel Group 144A
8.875% 1/15/15	275,000	273,281
*#Digicel Limited 144A
9.25% 9/1/12	275,000	293,219
•#Hellas Telecommunications II 144A
11.106% 1/15/15	425,000	443,063
Hughes Network Systems/Finance
9.50% 4/15/14	595,000	632,187
¶Inmarsat Finance
10.375% 11/15/12	500,000	482,500
#Level 3 Financing 144A
8.75% 2/15/17	210,000	216,563
#MetroPCS Wireless 144A
9.25% 11/1/14	75,000	79,406
NTL Cable 9.125% 8/15/16	230,000	251,275
Qwest
7.50% 10/1/14	200,000	211,500
•8.605% 6/15/13	200,000	220,000
Rural Cellular
9.875% 2/1/10	275,000	290,469
•11.106% 11/1/12	75,000	78,094
Time Warner Telecom Holdings
9.25% 2/15/14	140,000	151,025
Triton PCS 8.50% 6/1/13	115,000	120,750
		5,010,913
Utilities – 1.06%
‡#Calpine 144A 11.17% 7/15/07	337,238	357,472
Elwood Energy 8.159% 7/5/26	275,328	290,954
*Midwest Generation
8.30% 7/2/09	210,697	215,438
Mirant Americas 8.30% 5/1/11	375,000	401,249
Mirant North America
7.375% 12/31/13	165,000	175,313
Orion Power Holdings
12.00% 5/1/10	250,000	289,063
		1,729,489
Total Corporate Bonds
(cost $42,616,938)		43,980,071

«Senior Secured Loans – 0.88%
Community Health 9.36% 4/10/08	300,000	299,250
Ford Motor 8.36% 11/29/13	299,250	302,024
Goodyear Tire 7.10% 4/30/10	125,000	125,586
HCA 7.614% 11/17/13	149,625	151,508
Talecris Biotherapeutics
11.86% 12/6/14	150,000	155,250
Telesat Canada 9.00% 2/14/08	400,000	400,000

Total Senior Secured Loans
(cost $1,554,489)		1,433,618

	Number of
	Shares
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59,
expiration date 7/15/09	650	—
Total Warrant (cost $55,294)		—

	Principal
	Amount
Repurchase Agreements – 1.20%
With BNP Paribas
5.05% 6/1/07
(dated 5/31/07, to
be repurchased at
$1,145,761, collateralized
by $380,600
U.S. Treasury Notes
2.75% due 8/15/07,
market value $382,750,
$394,900 U.S. Treasury
Notes 3.50% due
2/15/10, market value
$386,227, $159,700
U.S. Treasury Notes
4.50% due 2/15/09,
market value $160,784
and $233,900
U.S. Treasury Notes
6.125% due 8/15/07,
market value $238,763)	$1,145,600	1,145,600
With Cantor Fitzgerald
5.05% 6/1/07
(dated 5/31/07, to
be repurchased at
$564,579, collateralized
by $376,300
U.S. Treasury Notes
3.625% due 7/15/09,
market value $372,188
and $203,200
U.S. Treasury Notes
4.875% due 4/30/08,
market value $203,729)	564,500	564,500

(continues)     9

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Repurchase Agreements (continued)
With UBS Warburg
5.04% 6/1/07
(dated 5/31/07, to
be repurchased at
$250,935, collateralized
by $251,800
U.S. Treasury Notes
4.75% due 12/31/08,
market value $256,119)	$ 250,900	$ 250,900
Total Repurchase Agreements
(cost $1,961,000)		1,961,000

Total Value of Securities Before
Securities Lending Collateral – 125.83%
(cost $171,158,303)		205,374,275

Securities Lending Collateral** – 17.11%
Short-Term Investments – 17.11%
Fixed Rate Notes – 7.17%
Bank of Montreal 5.29% 6/4/07	620,611	620,611
Citigroup Global Markets
5.32% 6/1/07	6,206,117	6,206,117
Credit Agricole 5.31% 10/4/07	620,612	620,612
Fortis Bank 5.31% 6/18/07	930,918	930,917
HBOS Treasury Services
5.30% 6/29/07	992,979	992,979
ING Bank 5.31% 7/3/07	372,367	372,367
ING Bank 5.33% 7/9/07	620,612	620,612
Societe Generale 5.30% 6/1/07	310,306	310,306
Societe Generale 5.32% 6/1/07	1,017,487	1,017,487
		11,692,008
•Variable Rate Notes – 9.94%
ANZ National 5.32% 6/30/08	124,122	124,122
Australia New Zealand
5.32% 6/30/08	620,612	620,612
Bank of New York 5.32% 6/30/08	496,489	496,489
Bayerische Landesbank
5.37% 6/30/08	620,612	620,612
Bear Stearns 5.38% 11/30/07	868,856	868,856
BNP Paribas 5.33% 6/30/08	620,612	620,612
Calyon 5.33% 8/14/07	310,306	310,306
Canadian Imperial Bank
5.32% 6/30/08	434,428	434,428
5.33% 8/15/07	496,489	496,489
CDC Financial Products
5.36% 6/29/07	806,795	806,795
Citigroup Global Markets
5.38% 6/7/07	806,795	806,795
Commonwealth Bank
5.32% 6/30/08	620,612	620,612
Credit Suisse First Boston
5.32% 3/14/08	620,612	620,612
Deutsche Bank
5.34% 8/20/07	868,856	868,856
5.34% 9/21/07	93,092	93,092
Dexia Bank 5.32% 9/28/07	868,826	868,770
Goldman Sachs Group
5.45% 5/30/08	732,322	732,322
Marshall & Ilsley Bank
5.32% 6/30/08	682,673	682,673
Morgan Stanley 5.49% 6/30/08	806,795	806,795
National Australia Bank
5.31% 6/30/08	769,558	769,559
National Rural Utilities
5.31% 6/30/08	980,566	980,566
Nordea Bank, Norge
5.33% 6/30/08	620,612	620,612
Royal Bank of Scotland Group
5.33% 6/30/08	620,612	620,612
Societe Generale 5.31% 6/30/08	310,306	310,306
Sun Trust Bank 5.33% 7/30/07	806,795	806,795
Wells Fargo 5.33% 6/30/08	620,612	620,612
		16,228,910
Total Securities Lending Collateral
(cost $27,920,918)		27,920,918

Total Value of Securities – 142.94%
(cost $199,079,221)		233,295,193 ©
Obligation to Return Securities Lending
Collateral** – (17.11%)		(27,920,918)
Commercial Paper Payable– (26.73%)
(par $44,000,000)		(43,631,603)
Receivables and Other Assets Net
of Liabilities – 0.90%		1,475,598
Net Assets Applicable to 11,009,236
Shares Outstanding; Equivalent to
$14.83 per Share – 100.00%		$163,218,270

Components of Net Assets at May 31, 2007:
Common stock, $0.01 par value, 500,000,000 shares
authorized to the Fund		$127,105,252
Accumulated net realized gain on investments		1,897,046
Net unrealized appreciation of investments		34,215,972
Total net assets		$163,218,270

†	Non-income producing security for the period ended May 31, 2007.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of May 31, 2007.

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2007.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2007, the aggregate amount of fair valued securities equaled $130,263, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2007, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

@	Illiquid security. At May 31, 2007, the aggregate amount of illiquid securities equaled $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2007, the aggregate amount of Rule 144A securities equaled $21,822,690, which represented 13.37% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

*	Fully or partially on loan.

**	See Note 8 in “Notes to Financial Statements.”

©	Includes $27,427,088 of securities loaned.

Summary of Abbreviations
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
PIK — Pay-in-kind

See accompanying notes

Statement of operations

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2007 (Unaudited)

Investment Income:
Dividends	$1,718,328
Interest	2,446,868
Securities lending income	25,596	$ 4,190,792

Expenses:
Management fees	556,602
Commercial paper fees	70,744
Reports to shareholders	59,015
Accounting and administration expenses	40,359
Dividend disbursing and transfer agent fees and expenses	28,690
Legal fees	13,538
NYSE fees	12,500
Taxes (other than taxes on income)	11,034
Audit and tax fees	8,354
Directors’ fees and benefits	4,838
Custodian fees	3,630
Dues and services	3,625
Pricing fees	2,924
Insurance fees	2,167
Consulting fees	1,194
Directors’ expenses	925
Registration fees	324	820,463
Less expense paid indirectly		(1,617)
Total operating expenses (before interest expense)		818,846
Interest expense		1,173,264
Total operating expenses (after interest expense)		1,992,110
Net Investment Income		2,198,682

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		4,804,332
Net change in unrealized appreciation/depreciation of investments		7,905,706
Net Realized and Unrealized Gain on Investments		12,710,038

Net Increase in Net Assets Resulting from Operations		$ 14,908,720

See accompanying notes

Statements of changes in net assets

Delaware Investments Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/07	11/30/06
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$ 2,198,682	$ 5,327,889
Net realized gain on investments	4,804,332	8,223,470
Net change in unrealized appreciation/depreciation of investments	7,905,706	15,765,996
Net increase in net assets resulting from operations	14,908,720	29,317,355

Dividends and Distributions to Shareholders from:[1]
Net investment income	(4,844,064)	(5,523,748)
Net realized gains	(3,170,660)	(6,644,356)
	(8,014,724)	(12,168,104)
Capital Share Transactions:
Cost of shares repurchased[2]	—	(7,463,110)
Increase (decrease) in net assets derived from capital stock transactions	—	(7,463,110)
Net Increase in Net Assets	6,893,996	9,686,141

Net Assets:
Beginning of period	156,324,274	146,638,133
End of period (including undistributed (distributions in excess of)
net investment income of $0 and ($110,456), respectively)	$163,218,270	$156,324,274

1 See Note 4 in “Notes to Financial Statements.”
2 See Note 6 in “Notes to Financial Statements.”

See accompanying notes

Statement of cash flows

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2007 (Unaudited)

Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$14,908,720

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(194,394)
Net proceeds from investment transactions	7,500,950
Net realized gain from investment transactions	(4,804,332)
Net change in net unrealized appreciation/depreciation of investments	(7,905,706)
Decrease in receivable for investments sold	1,492,742
Decrease in interest and dividends receivable and other assets	48,635
Decrease in payable for investments purchased	(2,057,855)
Decrease in interest payable	(30,012)
Decrease in accrued expenses and other liabilities	(141,199)
Total adjustments	(6,091,171)
Net cash provided by operating activities	8,817,549

Cash Flows Used for Financing Activities:
Cash provided by issuance of commercial paper	110,752,204
Repayment of commercial paper upon maturity	(110,796,723)
Cash dividends and distributions paid	(8,014,724)
Net cash used for financing activities	(8,059,243)
Net increase in cash	758,306
Cash at beginning of period	70,379
Cash at end of period	$828,685

Cash paid for interest expense for leverage	$1,203,277

See accompanying notes

Financial highlights

Delaware Investments Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$14.200	$12.650	$12.960	$11.700	$10.140	$11.630

Income (loss) from investment operations:
Net investment income[2]	0.200	0.470	0.623	0.625	0.711	0.635
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.158	2.150	0.027	1.595	1.989	(0.650)
Total from investment operations	1.358	2.620	0.650	2.220	2.700	(0.015)

Less dividends and distributions from:
Net investment income	(0.480)	(0.486)	(0.722)	(0.663)	(0.714)	(0.660)
Net realized gain on investments	(0.248)	(0.584)	(0.238)	(0.297)	—	—
Return of capital	—	—	—	—	(0.426)	(0.815)
Total dividends and distributions	(0.728)	(1.070)	(0.960)	(0.960)	(1.140)	(1.475)

Net asset value, end of period	$14.830	$14.200	$12.650	$12.960	$11.700	$10.140

Market value, end of period	$14.130	$13.460	$12.550	$11.760	$11.840	$10.020

Total return based on:[3]
Market value	10.65%	16.96%	15.38%	7.78%	30.20%	(18.98% )
Net asset value	10.08%	22.41%	5.44%	20.29%	27.13%	(2.36% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$163,218	$156,324	$146,638	$166,929	$150,595	$130,560
Ratio of expenses to average net assets	2.52%	2.71%	2.20%	1.51%	1.63%	1.86%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	0.81%	0.88%	0.91%	0.76%	0.79%	0.80%
Ratio of interest expense to adjusted average net assets[4]	1.16%	1.19%	0.78%	0.36%	0.37%	0.54%
Ratio of net investment income to average net assets	2.78%	3.59%	4.81%	5.10%	6.70%	5.69%
Ratio of net investment income to adjusted average net assets[4]	2.18%	2.74%	3.70%	3.78%	4.78%	4.12%
Portfolio turnover	52%	63%	94%	89%	175%	107%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$44,000	$44,000	$48,000	$55,000	$55,000	$55,000
Average daily balance of debt outstanding (000 omitted)	$43,705	$45,947	$51,697	$54,893	$54,882	$54,857
Average daily balance of shares outstanding (000 omitted)	11,009	11,355	12,361	12,876	12,876	$12,876
Average debt per share	$3.970	$4.046	$4.180	$4.260	$4.262	$4.260
Asset coverage per $1,000 of debt outstanding at end of period	$4,741	$4,577	$4,073	$4,044	$3,743	$3,379

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2007 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings — The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 7).

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates during the six months ended May 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “Expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s adjusted average weekly net assets for accounting and administration services.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the commercial paper liability.

At May 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$94,402
Accounting and administration fees and other
expenses payable to DSC	34,517
Other expenses payable to DMC and affiliates*	8,160

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Fund was charged $3,732 for internal legal and tax services provided by DMC and/or its affililates’ employees.

Certain officers of DMC, DSC and DDLP are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2007, Thomas H. Chow was appointed co-portfolio manager of the Fund. Mr. Chow assumed responsibility for managing the high yield fixed income holdings of the Fund. Mr. Chow works with Babak Zenouzi, Damon J. Andres, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, and Nashira S. Wynn in making day-to-day decisions for the Fund.

3. Investments

For the six months ended May 31, 2007, the Fund made purchases of $51,329,343 and sales of $51,911,581 of investment securities other than short-term investments.

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments was $199,200,804. At May 31, 2007, the net unrealized appreciation was $34,094,389 of which $35,383,678 related to unrealized appreciation of investments and $1,289,289 related to unrealized depreciation of investments.

(continues)     17

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/07*	11/30/06
Ordinary income	$4,049,255	$6,915,192
Long-term capital gains	3,965,469	5,252,912
Total	$8,014,724	$12,168,104

*Tax information for the six months ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$127,105,252
Undistributed long-term capital gains	2,018,629
Unrealized appreciation of investments	34,094,389
Net assets	$163,218,270

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, treatment of contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments and tax treatment of contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$2,755,838
Accumulated realized loss	(2,559,845)
Paid-in capital	(195,993)

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Mellon Investor Services, LLC, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2007 and year ended November 30, 2006.

On May 21, 2007, the Fund’s Board of Directors approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the New York Stock Exchange on July 2, 2007, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2007 and expired on June 29, 2007. In connection with the tender offer, the Fund purchased 550,462 shares of capital stock at a total cost of $7,943,167. The tender was oversubscribed, and all tenders of the shares were subject to pro-ration (at a ratio of approximately 0.529105872) in accordance with the terms of the tender offer.

On May 18, 2006, the Fund’s Board of Directors approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the New York Stock Exchange on July 3, 2006, the first business day following the expiration of the offer. The tender offer commenced on June 2, 2006 and expired on June 30, 2006. In connection with the tender offer, the Fund purchased 579,434 shares of capital stock at a total cost of $7,463,110. The tender was oversubscribed, and all tenders of the shares were subject to pro-ration (at a ratio of approximately 0.775731221) in accordance with the terms of the tender offer.

The Fund did not purchase any shares under the Share Repurchase Program during the period ended May 31, 2007 and the year ended November 30, 2006.

7. Commercial Paper

As of May 31, 2007, $44,000,000 (par value) of commercial paper was outstanding with an amortized cost of $43,631,603. The weighted average discount rate of commercial paper outstanding at May 31, 2007 was 5.30%. The average daily balance of commercial paper outstanding during the six months ended May 31, 2007 was $43,704,644 at a weighted discount rate of 5.28%. The maximum amount of commercial paper outstanding at any time during the year was $44,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.10% per annum on the unused balance. For the six months ended May 31, 2007, the Fund was charged fees of $70,744 which is included in “commercial paper fees” on the Statement of Operations. During the six months ended May 31, 2007, there were no borrowings under this arrangement.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities

8. Securities Lending (continued)

and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2007, the value of the securities on loan was $27,427,088, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities, are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Directors has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2007. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Investments® Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Investment

Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“ Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five-, and ten-year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five-, and ten-year periods was in the first quartile. The Board was very satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were ranked first (lowest) of the four funds in the Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of Directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company
a Series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
Mellon Investor Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

(1948)	Printed in the USA
SA-DDF [5/07] CGI 7/07	MF-07-06-115 PO12005

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Other Accounts Managed

     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2007. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.

				Total Assets
				in Accounts with
			No. of Accounts with	Performance-
	No. of	Total Assets	Performance-Based	Based
	Accounts	in Accounts Fee	Fees	Fee
Damon J. Andres
Registered	7	$3.0 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles

Other Accounts	5	$97.0 million	0	$0
Thomas H. Chow
Registered	20	$8.6 billion	0	$0
Investment
Companies
Other pooled	1	$13.5 million	0	$0
Investment Vehicles
Other Accounts	3	$1.0 billion	0	$0
Nikhil G. Lalvani
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	27	$3.8 billion	2	$1.1 billion
Anthony A. Lombardi
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	35	$3.8 billion	2	$1.1 billion
Ty Nutt
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	34	$3.8 billion	2	$1.1 billion
Robert A. Vogel, Jr.
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	36	$3.8 billion	2	$1.1 billion
Nashira S. Wynn
Registered	10	$4.4 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles

Other Accounts	26	$3.8 billion	2	$1.1 billion
Babak Zenouzi
Registered	7	$3.0 billion	0	$0
Investment
Companies
Other pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	4	$97.0 million	0	$0

Description of Material Conflicts of Interest

     Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, an account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

     Each portfolio manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 50% of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares”, in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

     As of March 31, 2007, the Funds’ portfolio managers owned the following amounts of Fund shares:

Dollar Range Of Fund
Portfolio Manager	Shares Owned[1]
Damon J. Andres	none
Edward A. Gray	none
Jordan L. Irving	none
Nikhil G. Lalvani	none
Anthony A. Lombardi	none
Zoe A. Neale	none
Ty Nutt	none
Philip R. Perkins	none
Timothy L. Rabe	none
Robert A. Vogel, Jr.	none
Nashira S. Wynn	none
Babak Zenouzi	none

1	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2007